Debt and other financial liabilities - Summary of Changes in Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Roll Forward]
Balance, beginning of year	$ 35,050	$ 26,683
Collect on debenture issuance by securitization program (Note 11)	0	0	$ 3,943
Payment of borrowings	(5,807)	(3,927)
Accrued interest	630	641
Interest paid	(361)	(229)
Foreign currency translation adjustment	(211)	(3,997)
Short-term loans, net	3,722	13,648
Balance, end of year	30,792	35,050	$ 26,683
Variable Interest Entity, Primary Beneficiary
Debt [Roll Forward]
Collect on debenture issuance by securitization program (Note 11)	0	2,231
Payments of debenture issuance by securitization program (Note 11)	$ (2,231)	$ 0